INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of provision for income taxes by tax jurisdictions

	Years ended December 31,
	2010	2011	2012
	$	$	$

Income (loss) before income taxes:
PRC	181,458,007	(3,556,550)	(185,318,162)
Switzerland	200,309,460	(5,581,319)	(51,593,606)
United States	7,704,044	1,023,440	(36,911,818)
Other jurisdictions	(29,949,333)	(22,396,194)	(18,137,013)

Total income (loss) before income taxes	359,522,178	(30,510,623)	(291,960,599)

Current tax expense:
PRC	32,166,137	7,416,997	1,946,775
Switzerland	21,802,460	—	(4,327,859)
United States	3,457,769	3,249,978	876,505
Other jurisdictions	99,283	1,222,253	358,423
Total current tax expense	57,525,649	11,889,228	(1,146,156)

Deferred tax (benefit) expense:
PRC	(9,011,416)	(1,742,264)	(27,888,483)
Switzerland	(68,883)	534,770	762,913
United States	(376,152)	(2,834,865)	3,211,018
Other jurisdictions	—	(537,250)	(344,364)
Total deferred tax benefit	(9,456,451)	(4,579,609)	(24,258,916)

Total income taxes expense (benefit)	48,069,198	7,309,619	(25,405,072)

Schedule of reconciliation between the PRC statutory income tax rate and the effective income tax rate computed by income tax expense (benefit) and income (loss) before income taxes reported in the consolidated statements of operations

	Years ended December 31,
	2010	2011	2012

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Tax rate differential for entities in non-PRC jurisdictions	(5.5)%	(18.2)%	(1.5)%
Tax rate differential for preferential rate	(2.4)%	(21.9)%	(0.4)%
Change in tax rate	(5.2)%	(2.8)%	—
Transfer pricing settlement in 2011	—	(6.2)%	—
Tax effect of permanent differences	0.0%	(0.4)%	0.3%
Change in valuation allowance	0.8%	0.5%	(15.5)%
Unrecognized tax benefits	0.7%	—	—
Others	—	—	0.8%
	13.4%	(24.0)%	8.7%

Schedule of principal components of deferred income tax assets

	Years ended December 31,
	2011	2012
	$	$
Deferred tax assets:
Bad debts provision	5,371,073	18,584,579
Accrued expenses	8,475,330	7,242,862
Government subsidy	4,263,756	5,120,021
Inventory write-down	2,550,720	12,634,284
Advance to suppliers provision	2,494,574	3,222,258
Warranty provision	14,442,248	15,655,062
Net operating loss carryforwards	2,448,583	44,525,527
Others	3,449	2,482,504

Total gross deferred tax assets	40,049,733	109,467,097

Valuation allowance on deferred tax assets	(10,544,364)	(55,702,812)
Net deferred tax assets	29,505,369	53,764,285

Analysis as:
Current	10,466,825	12,716,521
Noncurrent	19,038,544	41,047,764
Total	29,505,369	53,764,285